UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ivory Investment Management, L.P.
           --------------------------------------------------
Address:   11755 Wilshire Blvd., Suite 1350
           --------------------------------------------------
           Los Angeles, CA  90025
           --------------------------------------------------

Form 13F File Number:  028-06191
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher T. Winkler
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     310-899-7300
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Christopher T. Winkler     Los Angeles, CA             05/15/2012
   --------------------------   ------------------------------------------
             [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             58
                                               -------------

Form 13F Information Table Value Total:          $2,033,749
                                               -------------
                                              (in thousands)


List of Other Included Managers:

No. 13F File Number Name

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
BANK OF AMERICA CORPORATION  COM            060505104   30,783  3,216,600 SH       SOLE         0       3,216,600      0    0
CAREFUSION CORP              COM            14170T101   34,493  1,330,228 SH       SOLE         0       1,330,228      0    0
CELANESE CORP DEL            COM SER A      150870103   23,368    506,011 SH       SOLE         0         506,011      0    0
CHESAPEAKE ENERGY CORP       COM            165167107   45,920  1,981,865 SH       SOLE         0       1,981,865      0    0
CIGNA CORPORATION            COM            125509109   34,391    698,300 SH       SOLE         0         698,300      0    0
CITIGROUP INC                COM NEW        172967424   88,581  2,423,567 SH       SOLE         0       2,423,567      0    0
COBALT INTL ENERGY INC       COM            19075F106   15,586    519,000 SH       SOLE         0         519,000      0    0
COMCAST CORP NEW             CL A SPL       20030N200   39,752  1,347,064 SH       SOLE         0       1,347,064      0    0
COMCAST CORP NEW             CL A           20030N101  115,109  3,835,700 SH       SOLE         0       3,835,700      0    0
CONSOL ENERGY INC            COM            20854P109   59,788  1,753,300 SH       SOLE         0       1,753,300      0    0
CORNING INC                  COM            219350105   47,031  3,340,304 SH       SOLE         0       3,340,304      0    0
CSX CORP                     COM            126408103   27,782  1,291,000 SH       SOLE         0       1,291,000      0    0
CVR ENERGY INC               COM            12662P108   11,270    421,300 SH       SOLE         0         421,300      0    0
DISH NETWORK CORP            CL A           25470M109   16,171    491,074 SH       SOLE         0         491,074      0    0
E TRADE FINANCIAL CORP       COM NEW        269246401   22,648  2,068,345 SH       SOLE         0       2,068,345      0    0
EL PASO CORP                 COM            28336L109   82,978  2,808,069 SH       SOLE         0       2,808,069      0    0
EOG RES INC                  COM            26875P101   68,819    619,429 SH       SOLE         0         619,429      0    0
EQT CORP                     COM            26884L109   14,550    301,800 SH       SOLE         0         301,800      0    0
FEDEX CORP                   COM            31428X106   31,708    344,800 SH       SOLE         0         344,800      0    0
FORTUNE BRANDS HOME & SEC IN COM            34964C106   31,776  1,439,800 SH       SOLE         0       1,439,800      0    0
GOLDMAN SACHS GROUP INC      COM            38141G104   31,254    251,300 SH       SOLE         0         251,300      0    0
GOOGLE INC                   CL A           38259P508   99,457    155,101 SH       SOLE         0         155,101      0    0
HCA HOLDINGS INC             COM            40412C101   29,312  1,184,789 SH       SOLE         0       1,184,789      0    0
HEALTH MGMT ASSOC INC NEW    CL A           421933102   17,745  2,640,570 SH       SOLE         0       2,640,570      0    0
HERTZ GLOBAL HOLDINGS INC    COM            42805T105   26,183  1,740,901 SH       SOLE         0       1,740,901      0    0
INTL PAPER CO                COM            460146103   46,185  1,315,800 SH       SOLE         0       1,315,800      0    0
KOHLS CORP                   COM            500255104   65,678  1,312,781 SH       SOLE         0       1,312,781      0    0
LIBERTY INTERACTIVE CORPORAT INT COM SER A  53071M104   22,780  1,193,296 SH       SOLE         0       1,193,296      0    0
LIFEPOINT HOSPITALS INC      COM            53219L109    8,690    220,326 SH       SOLE         0         220,326      0    0
LILLY ELI & CO               COM            532457108   15,864    394,000 SH       SOLE         0         394,000      0    0
LOUISIANA PAC CORP           COM            546347105   49,549  5,299,320 SH       SOLE         0       5,299,320      0    0
MACYS INC                    COM            55616P104   15,836    398,600 SH       SOLE         0         398,600      0    0
MARATHON OIL CORP            COM            565849106   14,774    466,044 SH       SOLE         0         466,044      0    0
MBIA INC                     COM            55262C100   19,600  2,000,000 SH  CALL SOLE         0       2,000,000      0    0
MERCK & CO INC NEW           COM            58933Y105   15,948    415,300 SH       SOLE         0         415,300      0    0
METLIFE INC                  COM            59156R108   46,131  1,235,100 SH       SOLE         0       1,235,100      0    0
MICROSOFT CORP               COM            594918104  160,667  4,981,159 SH       SOLE         0       4,981,159      0    0
MURPHY OIL CORP              COM            626717102   16,194    287,796 SH       SOLE         0         287,796      0    0
NEWS CORP                    CL A           65248E104   31,516  1,598,995 SH       SOLE         0       1,598,995      0    0
NXP SEMICONDUCTORS N V       COM            N6596X109   32,433  1,218,840 SH       SOLE         0       1,218,840      0    0
OFFICE DEPOT INC             COM            676220106   28,269  8,193,871 SH       SOLE         0       8,193,871      0    0
OFFICEMAX INC DEL            COM            67622P101   16,595  2,901,187 SH       SOLE         0       2,901,187      0    0
PFIZER INC                   COM            717081103   16,300    719,800 SH       SOLE         0         719,800      0    0
PIONEER NAT RES CO           COM            723787107    8,168     73,200 SH       SOLE         0          73,200      0    0
QUICKSILVER RESOURCES INC    COM            74837R104   16,139  3,202,249 SH       SOLE         0       3,202,249      0    0
SAFEWAY INC                  COM NEW        786514208   37,740  1,867,400 SH       SOLE         0       1,867,400      0    0
SANDISK CORP                 COM            80004C101   15,546    313,500 SH       SOLE         0         313,500      0    0
SCHWAB CHARLES CORP NEW      COM            808513105   50,018  3,480,719 SH       SOLE         0       3,480,719      0    0
SHAW GROUP INC               COM            820280105   16,524    521,100 SH       SOLE         0         521,100      0    0
SPRINT NEXTEL CORP           COM SER 1      852061100   64,662 22,688,395 SH       SOLE         0      22,688,395      0    0
TARGET CORP                  COM            87612E106   23,482    402,983 SH       SOLE         0         402,983      0    0
TENET HEALTHCARE CORP        COM            88033G100    8,681  1,634,876 SH       SOLE         0       1,634,876      0    0
UNION PAC CORP               COM            907818108   22,302    207,500 SH       SOLE         0         207,500      0    0
VIACOM INC NEW               CL B           92553P201   15,782    332,527 SH       SOLE         0         332,527      0    0
WILLIAMS SONOMA INC          COM            969904101    2,774     74,015 SH       SOLE         0          74,015      0    0
WPX ENERGY INC               COM            98212B103   20,569  1,142,115 SH       SOLE         0       1,142,115      0    0
WYNN RESORTS LTD             COM            983134107   46,243    370,300 SH       SOLE         0         370,300      0    0
YAHOO INC                    COM            984332106   15,655  1,028,600 SH       SOLE         0       1,028,600      0    0
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